SCHEDULE OF REVENUE INFORMATION BY PRODUCT TYPE (Details) $ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 7,927	$ 10,742	$ 8,814	$ 13,668	$ 18,032	$ 18,631	$ 14,764
Gross Profit	2,092	2,834	2,098	3,309	4,366	5,128	2,348
Gross profit	$ 2,092	2,834	2,098	$ 3,309	4,366	5,128	2,348
Cleaning Systems [Member]
Disaggregation of Revenue [Line Items]
Revenue		6,981	5,426		10,991	11,443	8,975
Gross Profit		2,366	1,630		3,421	4,330	2,090
Gross profit		2,366	1,630		3,421	4,330	2,090
Dishware Washing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue		3,761	3,388		7,041	7,188	5,789
Gross Profit		468	468		945	798	258
Gross profit		$ 468	$ 468		$ 945	$ 798	$ 258